Investments - Schedule of Net Investment Gain (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trading securities [Member]
Gain (loss) from sales of short-term investments:
Gain (loss) from sales of short-term investments	$ (2,098)	$ 31,097	$ (30,848)
Unrealized holding gain (loss) from short-term investments:
Unrealized holding gain (loss) from short-term investments	87,513	49,245	(2,722)
Unrealized holding gain from long-term investments:
Unrealized holding gain from long-term investments		54,795
Held-to-maturity securities [Member]
Gain (loss) from sales of short-term investments:
Gain (loss) from sales of short-term investments	250,826	11,397
Unrealized holding gain (loss) from short-term investments:
Unrealized holding gain (loss) from short-term investments		184,018	14,207
Unrealized holding gain from long-term investments:
Unrealized holding gain from long-term investments	$ 336,241	$ 330,552	$ (19,363)